Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
December 7, 2022
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Core Funds (the “Registrant”), 1933 Act File No. 333-218855
Post-effective Amendment No. 19 to the Form N-1A Registration Statement
Ladies and Gentlemen:
Post-effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A (the “Amendment”) filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, is hereby electronically submitted with a proposed effective date of February 28, 2023.
The Registrant is filing this Amendment to add Thrivent Core Mid Cap Value Fund as a new series (“New Fund”). The prospectus filed with this Amendment does not include the Summary Sections for the five series typically filed in the combined prospectus, as this filing relates solely to the New Fund.
We will separately provide a courtesy blackline to indicate changes made to the prospectus and SAI filed with the Registrant’s annual updating amendment on February 28, 2022 (SEC Accession No. 0001193125-22-054953). Such changes include (1) updates made to provide disclosure relating to the New Fund, (2) updates made by supplement during the year and that are in effect as of the date of filing this Amendment, and (3) some non-material updates made during the year to content that is shared with other Thrivent filings.
Information and data in the prospectus and SAI will be updated for the New Fund and the other five series in accordance with the requirements of Form N-1A when the Registrant files its annual updating amendment pursuant to paragraph (b) of Rule 485 on or about February 28, 2023. If you have any comments, please feel free to contact me at (612) 844-7190.

Sincerely,
Thrivent Core Funds
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer